UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2001

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York   May 8, 2001

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	37

Form 13F Information Table Value Total:	$471,912,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alleghany                      COM              017175100     7553    37475 SH       SOLE                    37475
Baker Hughes                   COM              057224107    12666   356791 SH       SOLE                   356791
Bank of N Y                    COM              064057102     1273    24800 SH       SOLE                    24800
Berkley W R Corp               COM              084423102     3209    78116 SH       SOLE                    78116
Cisco Systems                  COM              17275R102      281    14600 SH       SOLE                    14600
Citigroup                      COM              172967101    22109   436499 SH       SOLE                   436499
Comcast Cl A Special           COM              200300200    16870   370775 SH       SOLE                   370775
Continental Airlines Class B   COM              210795308     3995    78510 SH       SOLE                    78510
Dell Computer                  COM              247025109    19644   758176 SH       SOLE                   758176
Duke Energy                    COM              264399106     3212    71222 SH       SOLE                    71222
Equity Office Properties       COM              294741103    15222   550129 SH       SOLE                   550129
Equity Residential Property    COM              29476L107    24947   487429 SH       SOLE                   487429
Exxon Mobil                    COM              30231G102      917    10400 SH       SOLE                    10400
Family Dollar Stores           COM              307000109     3257   125979 SH       SOLE                   125979
Federal National Mortgage      COM              313586109      374     4723 SH       SOLE                     4723
Fidelity National Financial    COM              316326107    10334   443710 SH       SOLE                   443710
Flanders Corp                  COM              338494107       68    32000 SH       SOLE                    32000
Gemstar TV Guide Int'l Inc.    COM              36866w106     3756    94307 SH       SOLE                    94307
General Electric               COM              369604103      385     7710 SH       SOLE                     7710
Intel                          COM              458140100      249     8000 SH       SOLE                     8000
Liberty Media Class A / AT&T C COM              001957208    20700  1221230 SH       SOLE                  1221230
NTL Incorporated               COM              629407107    14431   464005 SH       SOLE                   464005
Nabors Industries              COM              629568106     6258   115312 SH       SOLE                   115312
National Instruments           COM              636518102    22763   696325 SH       SOLE                   696325
NeoMagic Corp.                 COM              640497103      865   246500 SH       SOLE                   246500
Newfield Exploration           COM              651290108    23786   715598 SH       SOLE                   715598
Noble Affiliates Inc.          COM              654894104    32701   832098 SH       SOLE                   832098
Oxford Health                  COM              691471106    18460   666443 SH       SOLE                   666443
Progressive Corp.              COM              743315103    36084   305018 SH       SOLE                   305018
Prosoft Training.com           COM              9307375        128    45606 SH       SOLE                    45606
Rogers Wireless Communications COM              775315104    11053   918772 SH       SOLE                   918772
Spieker Properties, Inc.       COM              848497103     3654    67262 SH       SOLE                    67262
Synopsys                       COM              871607107    38853   700426 SH       SOLE                   700426
UnitedHealth Group Inc.        COM              91324P102    29375   483146 SH       SOLE                   483146
Waste Management Inc.          COM              94106L109    39973  1566339 SH       SOLE                  1566339
Westport Resources Corp        COM              961415106    19579   789462 SH       SOLE                   789462
White Mountains Insurance Grou COM              964126106     2926     9500 SH       SOLE                     9500